Annual Fund Operating Expenses	0 Months Ended
	Aug. 22, 2011
(PIMCO Bond Funds - Institutional) | (PIMCO GNMA Fund) | Administrative Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	0.76%	[2]
(PIMCO Bond Funds - Institutional) | (PIMCO GNMA Fund) | Class D
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	0.91%	[2]
(PIMCO Bond Funds - Institutional) | (PIMCO GNMA Fund) | Institutional Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	0.51%	[2]
(PIMCO Bond Funds - Institutional) | (PIMCO GNMA Fund) | Class P
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	0.61%	[2]
(PIMCO Bond Funds - Institutional) | (PIMCO Money Market Fund) | Administrative Class
Operating Expenses:
Management Fees	0.32%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.57%	[3]
(PIMCO Bond Funds - Institutional) | (PIMCO Money Market Fund) | Institutional Class
Operating Expenses:
Management Fees	0.32%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.32%	[3]
(PIMCO Bond Funds - Institutional) | (PIMCO Money Market Fund) | Class P
Operating Expenses:
Management Fees	0.42%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.42%	[3]
(PIMCO Bond Funds - Institutional) | (PIMCO Mortgage-Backed Securities Fund) | Administrative Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.75%
(PIMCO Bond Funds - Institutional) | (PIMCO Mortgage-Backed Securities Fund) | Class D
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.90%
(PIMCO Bond Funds - Institutional) | (PIMCO Mortgage-Backed Securities Fund) | Institutional Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.50%
(PIMCO Bond Funds - Institutional) | (PIMCO Mortgage-Backed Securities Fund) | Class P
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.60%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO EM Fundamental IndexPLUS® TR Strategy Fund) | Administrative Class
Operating Expenses:
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.50%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO EM Fundamental IndexPLUS® TR Strategy Fund) | Institutional Class
Operating Expenses:
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	1.25%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO EM Fundamental IndexPLUS® TR Strategy Fund) | Class P
Operating Expenses:
Management Fees	1.35%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	1.35%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Administrative Class
Operating Expenses:
Management Fees	0.89%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.14%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Class D
Operating Expenses:
Management Fees	1.04%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.29%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Institutional Class
Operating Expenses:
Management Fees	0.89%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.89%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Class P
Operating Expenses:
Management Fees	0.99%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.99%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO Fundamental IndexPLUS® TR Fund) | Administrative Class
Operating Expenses:
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.05%	[4]
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO Fundamental IndexPLUS® TR Fund) | Class D
Operating Expenses:
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.20%	[4]
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO Fundamental IndexPLUS® TR Fund) | Institutional Class
Operating Expenses:
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	0.80%	[4]
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO Fundamental IndexPLUS® TR Fund) | Class P
Operating Expenses:
Management Fees	0.89%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	0.90%	[4]
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)) | Administrative Class
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%	[1]
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.02%	[5],[6]
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)) | Class D
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%	[1]
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.17%	[5],[6]
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)) | Institutional Class
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.01%	[1]
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.77%	[5],[6]
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)) | Class P
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.01%	[1]
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.87%	[5],[6]
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)) | Administrative Class
Operating Expenses:
Management Fees	0.64%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	0.90%	[7]
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)) | Class D
Operating Expenses:
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.05%	[7]
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)) | Institutional Class
Operating Expenses:
Management Fees	0.64%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	0.65%	[7]
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)) | Class P
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	0.75%	[7]
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO Small Cap StocksPLUS® TR Fund) | Administrative Class
Operating Expenses:
Management Fees	0.69%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	0.96%	[8]
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO Small Cap StocksPLUS® TR Fund) | Class D
Operating Expenses:
Management Fees	0.84%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.04%	[1]
Total Annual Fund Operating Expenses	1.13%	[8]
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO Small Cap StocksPLUS® TR Fund) | Institutional Class
Operating Expenses:
Management Fees	0.69%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	0.71%	[8]
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO Small Cap StocksPLUS® TR Fund) | Class P
Operating Expenses:
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	0.81%	[8]
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO StocksPLUS® Total Return Fund) | Administrative Class
Operating Expenses:
Management Fees	0.64%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.89%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO StocksPLUS® Total Return Fund) | Class D
Operating Expenses:
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.04%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO StocksPLUS® Total Return Fund) | Institutional Class
Operating Expenses:
Management Fees	0.64%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.64%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO StocksPLUS® Total Return Fund) | Class P
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.74%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO StocksPLUS® TR Short Strategy Fund) | Administrative Class
Operating Expenses:
Management Fees	0.64%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.89%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO StocksPLUS® TR Short Strategy Fund) | Class D
Operating Expenses:
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.04%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO StocksPLUS® TR Short Strategy Fund) | Institutional Class
Operating Expenses:
Management Fees	0.64%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.64%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO StocksPLUS® TR Short Strategy Fund) | Class P
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.74%
(PIMCO Bond Funds - Retail) | (PIMCO GNMA Fund) | Class A
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	0.91%	[9]
(PIMCO Bond Funds - Retail) | (PIMCO GNMA Fund) | Class B
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.66%	[9]
(PIMCO Bond Funds - Retail) | (PIMCO GNMA Fund) | Class C
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.66%	[9]
(PIMCO Bond Funds - Retail) | (PIMCO Money Market Fund) | Class A
Operating Expenses:
Management Fees	0.47%
Distribution and/or Service (12b-1) Fees	0.10%
Total Annual Fund Operating Expenses	0.57%	[3]
(PIMCO Bond Funds - Retail) | (PIMCO Money Market Fund) | Class B
Operating Expenses:
Management Fees	0.47%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.47%	[3]
(PIMCO Bond Funds - Retail) | (PIMCO Money Market Fund) | Class C
Operating Expenses:
Management Fees	0.47%
Distribution and/or Service (12b-1) Fees	0.10%
Total Annual Fund Operating Expenses	0.57%	[3]
(PIMCO Bond Funds - Retail) | (PIMCO Mortgage-Backed Securities Fund) | Class A
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.90%
(PIMCO Bond Funds - Retail) | (PIMCO Mortgage-Backed Securities Fund) | Class B
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.65%
(PIMCO Bond Funds - Retail) | (PIMCO Mortgage-Backed Securities Fund) | Class C
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.65%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Class A
Operating Expenses:
Management Fees	1.04%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.29%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Class C
Operating Expenses:
Management Fees	1.04%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	2.04%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO Fundamental IndexPLUS® TR Fund) | Class A
Operating Expenses:
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.20%	[10]
(PIMCO Strategic Markets Funds - Retail) | (PIMCO Fundamental IndexPLUS® TR Fund) | Class C
Operating Expenses:
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.95%	[10]
(PIMCO Strategic Markets Funds - Retail) | (PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)) | Class A
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%	[1]
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.17%	[11],[5]
(PIMCO Strategic Markets Funds - Retail) | (PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)) | Class B
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.01%	[1]
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.92%	[11],[5]
(PIMCO Strategic Markets Funds - Retail) | (PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)) | Class C
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.01%	[1]
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.92%	[11],[5]
(PIMCO Strategic Markets Funds - Retail) | (PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)) | Class A
Operating Expenses:
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.05%	[12]
(PIMCO Strategic Markets Funds - Retail) | (PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)) | Class C
Operating Expenses:
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.80%	[12]
(PIMCO Strategic Markets Funds - Retail) | (PIMCO Small Cap StocksPLUS® TR Fund) | Class A
Operating Expenses:
Management Fees	0.84%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.04%	[1]
Total Annual Fund Operating Expenses	1.13%	[13]
(PIMCO Strategic Markets Funds - Retail) | (PIMCO Small Cap StocksPLUS® TR Fund) | Class C
Operating Expenses:
Management Fees	0.84%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.04%	[1]
Total Annual Fund Operating Expenses	1.88%	[13]
(PIMCO Strategic Markets Funds - Retail) | (PIMCO StocksPLUS® Total Return Fund) | Class A
Operating Expenses:
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.04%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO StocksPLUS® Total Return Fund) | Class B
Operating Expenses:
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.79%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO StocksPLUS® Total Return Fund) | Class C
Operating Expenses:
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.79%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO StocksPLUS® TR Short Strategy Fund) | Class A
Operating Expenses:
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.04%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO StocksPLUS® TR Short Strategy Fund) | Class C
Operating Expenses:
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.79%

[1]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Total Annual Fund Operating Expenses excluding interest expense is 0.50%, 0.60%, 0.75% and 0.90% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[3]	To maintain certain net yields for the Fund, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund's fees and expenses. See "Management of the Funds--Temporary Fee Waivers, Reductions and Reimbursements" for additional information. Such waivers, if any, are not reflected in this table.
[4]	Total Annual Fund Operating Expenses excluding interest expense is 0.79%, 0.89%, 1.04% and 1.19% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[5]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[6]	Total Annual Fund Operating Expenses excluding interest expense is 0.76%, 0.86%, 1.01% and 1.16% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[7]	Total Annual Fund Operating Expenses excluding interest expense is 0.64%, 0.74%, 0.89% and 1.04% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[8]	Total Annual Fund Operating Expenses excluding interest expense is 0.69%, 0.79%, 0.94% and 1.09% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[9]	Total Annual Fund Operating Expenses excluding interest expense is 0.90%, 1.65% and 1.65% for Class A, Class B and Class C shares, respectively.
[10]	Total Annual Fund Operating Expenses excluding interest expense is 1.19% and 1.94% for Class A and Class C shares, respectively.
[11]	Total Annual Fund Operating Expenses excluding interest expense is 1.16%, 1.91% and 1.91% for Class A, Class B and Class C shares, respectively.
[12]	Total Annual Fund Operating Expenses excluding interest expense is 1.04% and 1.79% for Class A and Class C shares, respectively.
[13]	Total Annual Fund Operating Expenses excluding interest expense is 1.09% and 1.84% for Class A and Class C shares, respectively.